Goodwill and Intangible Assets - Indefinite-Lived Intangible Assets (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Jun. 30, 2022
Indefinite-Lived Intangible Assets [Line Items]
Total indefinite-lived intangible assets	$ 63,801	$ 63,801
Trademarks
Indefinite-Lived Intangible Assets [Line Items]
Total indefinite-lived intangible assets	61,881	61,881
Photographic related rights
Indefinite-Lived Intangible Assets [Line Items]
Total indefinite-lived intangible assets	$ 1,920	$ 1,920